Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates of consolidated financial statements	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
US$ against RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates of consolidated financial statements [Line Items]
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.7290	6.4508	6.9042
US$ against AED [Member]
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates of consolidated financial statements [Line Items]
Items in the statements of operations and comprehensive loss, and statements of cash flows	3.6709	Not applicable	Not applicable